Credit Impairment Losses and Provisions - Summary of Impairment Losses and Provisions (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of credit impairment loss and provisions [Abstract]
Loans and advances to customers	£ 396	£ 108
Recoveries of loans and advances, net of collection costs	(15)	(38)
Off-balance sheet exposures (See Note 27)	(5)	(1)
Impairment loss on financial assets	376	69
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 27)	68	205
Provisions for RV and voluntary termination	0	1
Provisions for other liabilities and charges	68	206
Total operating impairment losses, provisions and charges	£ 444	£ 275